UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04379
Plan Investment Fund, Inc.
(Exact Name of Registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip code)
Gerard T. Mallen, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
COPY TO:

Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.
The registrant’s schedule of investments is as follows:
MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2008

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
AGENCY OBLIGATIONS	7.7%

Federal Home Loan Bank Variable Rate Notes [1,2]
2.79% (03/13/09)		$10,000	$10,000,000

Federal National Mortgage Association Discount Notes[1]
2.50% (08/06/08)		2,575	2,552,290
2.50% (08/13/08)		26,950	26,699,215
2.50% (08/20/08)		2,885	2,856,808
2.49% (09/10/08)		9,820	9,709,967

			41,818,280

TOTAL AGENCY OBLIGATIONS (Cost $51,818,280)			51,818,280

BANK OBLIGATIONS	9.9%

DOMESTIC CERTIFICATES OF DEPOSIT
HSBC Bank USA
2.91% (06/09/08)		15,000	15,000,000
Regions Bank
2.98% (05/20/08)		42,000	42,000,000
State Street Bank and Trust Company
2.80% (06/10/08)		10,000	10,000,000

TOTAL BANK OBLIGATIONS (Cost $67,000,000)			67,000,000

CORPORATE DEBT	71.5%

COMMERCIAL PAPER
ASSET BACKED SECURITIES	22.6%

Amsterdam Funding Corp.
3.90% (04/03/08)		27,000	26,994,150
Apreco LLC
3.13% (04/04/08)		5,000	4,998,698
Atlantis One Funding Corp.
3.22% (04/28/08)		7,000	6,983,095
3.09% (05/08/08)		25,000	24,920,733
Chariot Funding LLC
3.20% (04/07/08)		1,500	1,499,200
CRC Funding LLC
3.33% (04/24/08)		10,000	9,978,725
Edison Asset Securitization LLC
4.72% (05/15/08)		25,000	24,855,778
Ranger Funding Co. LLC
3.87% (04/18/08)		20,000	19,963,450
3.95% (04/18/08)		14,500	14,472,953
Windmill Funding Corp.
3.14% (04/11/08)		18,000	17,984,300

			152,651,082

BANKS	28.6%

ING (US) Funding LLC
3.74% (04/18/08)		33,000	32,941,718
3.01% (05/06/08)		13,000	12,961,957
JP Morgan Chase & Co.
3.08% (04/25/08)		41,000	40,915,813
3.00% (05/05/08)		5,000	4,985,833

MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2008
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
CORPORATE DEBT (continued)

BANKS (Continued)
Nordea North America, Inc./DE
2.82% (04/15/08)		$25,000	$24,972,583
Rabobank USA Financial Corp.
2.97% (05/08/08)		42,000	41,872,011
Societe Generale North America, Inc.
4.05% (04/15/08)		20,000	19,968,500
3.90% (04/17/08)		5,000	4,991,333
UBS Finance (Delaware) LLC
3.97% (04/11/08)		10,000	9,988,972

			193,598,720

FINANCE SERVICES	9.7%
General Electric Capital Corp.
4.30% (04/21/08)		23,000	22,945,056
4.57% (04/22/08)		6,000	5,984,005
4.64% (04/22/08)		3,000	2,991,880
3.50% (04/29/08)		9,000	8,975,500
2.90% (05/20/08)		20,000	19,921,056
3.83% (07/10/08)		5,000	4,946,806

			65,764,303

SECURITY BROKER & DEALERS	7.7%
Goldman Sachs Group, Inc.
3.95% (04/25/08)		2,000	1,994,733
2.90% (05/09/08)		10,000	9,969,389

Greenwich Capital Holdings, Inc.
4.97% (04/07/08)		20,000	19,983,433
3.95% (04/30/08)		10,000	9,968,181
4.80% (05/16/08)		10,000	9,940,000

			51,855,736

NOTES AND BONDS
BANKS	0.7%
Wachovia Bank NA [2]
4.75% (02/04/09)		4,900	4,900,000

			4,900,000

INSURANCE	1.5%
Allstate Life Global Funding II [2,3]
2.68% (09/26/08)		4,500	4,500,000
MetLife Global Funding I [2,3]
2.79% (04/28/08)		5,500	5,500,000

			10,000,000

MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2008
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
CORPORATE DEBT (continued)

SECURITY BROKER & DEALERS	0.7%
Goldman Sachs Group, Inc.[2,3]
2.65% (06/24/08)		$4,600	$4,600,000

			4,600,000

TOTAL CORPORATE DEBT (Cost $483,369,841)			483,369,841

MASTER NOTES	0.4%

Citigroup Global Markets Holdings, Inc.[4]
3.10% (04/01/08)		3,000	3,000,000

(Cost $3,000,000)

REPURCHASE AGREEMENTS	10.9%

Deutsche Bank Securities, Inc.
2.50% (04/01/08) To be repurchased at $10,864,754 (collateralized by $10,883,813 par amount of Federal National Mortgage Association Bonds, 6.00%, due 03/01/38; Total Market Value of collateral is $11,189,920)		10,864	10,864,000

Morgan Stanley & Co., Inc.
2.50% (04/01/08) To be repurchased at $63,004,375 (collateralized by $143,487,619 par amount of Federal National Mortgage Association Bonds, Federal Home Loan Mortgage Corporation Bonds, 4.50% to 6.00%; due 05/01/18 to 08/01/37; Total Market Value of collateral is $64,890,000)		63,000	63,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $73,864,000)			73,864,000

MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2008
(Concluded)

	PERCENTAGE
	OF	AMORTIZED
	NET ASSETS	COST
INVESTMENTS IN SECURITIES (Cost $679,052,121)*	100.4%	$679,052,121

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4%)	(2,409,050)

NET ASSETS
	100.0%	$676,643,071

NET ASSET VALUE		$1.00

*	Aggregate cost is the same for financial and Federal tax purposes.

[1]	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

[2]	Rate shown is the rate as of March 31, 2008 and the date shown is the final maturity date.

[3]	Securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $14,600,000 or 2.2% of Money Market Portfolio’s net assets.

[4]	Rate shown is the rate as of March 31, 2008 and the date shown is the date on which principal and accrued interest may be recovered through demand.
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of March 31, 2008 in valuing the Money Market Portfolio’s assets carried at fair value:

Investments
in
Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$679,052,121
Level 3 - Significant Unobservable Inputs	—

Total	$679,052,121

GOVERNMENT REPO PORTFOLIO
Schedule of Investments
March 31, 2008

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
REPURCHASE AGREEMENTS	100.2%

Deutsche Bank Securities, Inc.
2.50% (04/01/08) To be repurchased at $175,012,153 (collateralized by $193,748,060 par amount of Federal Home Loan Mortgage Corporation Bonds, 5.00%; due 12/01/36 Total Market Value is $180,250,000)		$175,000	$175,000,000

Goldman Sachs & Co.
2.75% (04/01/08) To be repurchased at $175,013,368 (collateralized by $324,122,866 par amount of Federal National Mortgage Association Bonds, Federal Home Loan Mortgage Corporation Bonds and Fannie Mae, 4.73% to 6.00%; due 10/18/16 to 11/01/37; Total Market Value is $180,250,000)		175,000	175,000,000

Greenwich Capital Markets, Inc.
2.50% (04/01/08) To be repurchased at $175,012,153 (collateralized by $180,250,226 par amount of Federal National Mortgage Association Strips, 0.00%; due 08/01/36; Total Market Value is $180,250,226)		175,000	175,000,000

Morgan Stanley & Co., Inc.
2.50% (04/01/08) To be repurchased at $175,012,153 (collateralized by $219,100,305 par amount of Federal National Mortgage Association Bonds and Federal Home Loan Mortgage Corp. Bonds, 4.50% to 7.50%; due 03/01/14 to 03/01/48; Total Market Value is $180,250,000)		175,000	175,000,000

UBS Securities LLC
2.50% (04/01/08) To be repurchased at $66,417,612 (collateralized by $593,316,319 par amount of Federal National Mortgage Association STRIPS, 0.00%; due 01/01/18 to 08/01/36; Total Market Value is $68,405,390)		66,413	66,413,000

TOTAL REPURCHASE AGREEMENTS (Cost $766,413,000)			$766,413,000

1

GOVERNMENT REPO PORTFOLIO
Schedule of Investments
March 31, 2008
(Concluded)

	PERCENTAGE
	OF	AMORTIZED
	NET ASSETS	COST
REPURCHASE AGREEMENTS (continued)

TOTAL INVESTMENTS IN SECURITIES (Cost $766,413,000)*	100.2%	$766,413,000

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2%)	(1,716,742)

NET ASSETS
	100.0%	$764,696,258

NET ASSET VALUE
		$1.00

*	Aggregate cost is the same for financial and Federal tax purposes.
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of March 31, 2008 in valuing the Government Repo Portfolio’s assets carried at fair value:

Investments
in
Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$766,413,000
Level 3 - Significant Unobservable Inputs	—

Total	$766,413,000

2

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Plan Investment Fund, Inc.

By: Name:	/s/ Gerard T. Mallen Gerard T. Mallen
Title:	President and Chief Executive Officer
Date:	May 21, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Gerard T. Mallen Gerard T. Mallen
Title:	Principal Executive Officer
Date:	May 21, 2008

By: Name:	/s/ Dale E. Palka Dale E. Palka
Title:	Principal Financial Officer
Date:	May 21, 2008